UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21574
Investment Company Act File Number
Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
May 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Floating-Rate Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 137.5%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.9%
		Booz Allen Hamilton, Inc.
	525	Term Loan, 4.00%, Maturing August 3, 2017	$531,563
		DAE Aviation Holdings, Inc.
	932	Term Loan, 5.31%, Maturing July 31, 2014	942,567
	965	Term Loan, 5.31%, Maturing July 31, 2014	975,914
		Delos Aircraft, Inc.
	700	Term Loan, 7.00%, Maturing March 17, 2016	708,875
		Doncasters (Dunde HoldCo 4 Ltd.)
	435	Term Loan, 4.26%, Maturing July 13, 2015	423,139
	435	Term Loan, 4.76%, Maturing July 13, 2015	423,139
GBP	550	Term Loan - Second Lien, 6.62%, Maturing January 13, 2016	840,460
		DynCorp International, LLC
	998	Term Loan, 6.25%, Maturing July 5, 2016	1,008,722
		Evergreen International Aviation
	966	Term Loan, 10.50%, Maturing October 31, 2011(2)	962,870
		Hawker Beechcraft Acquisition
	2,037	Term Loan, 2.27%, Maturing March 26, 2014	1,828,398
	122	Term Loan, 2.30%, Maturing March 26, 2014	109,594
		IAP Worldwide Services, Inc.
	909	Term Loan, 8.25%, Maturing December 30, 2012	907,806
		International Lease Finance Co.
	950	Term Loan, 6.75%, Maturing March 17, 2015	960,009
		Spirit AeroSystems, Inc.
	1,247	Term Loan, 3.55%, Maturing September 30, 2016	1,256,481
		TransDigm, Inc.
	2,450	Term Loan, 5.25%, Maturing February 14, 2017	2,471,183
		Triumph Group, Inc.
	647	Term Loan, 4.50%, Maturing June 16, 2016	650,792
		Wesco Aircraft Hardware Corp.
	1,122	Term Loan, 2.52%, Maturing September 30, 2013	1,122,960
		Wyle Laboratories, Inc.
	995	Term Loan, 7.75%, Maturing March 25, 2016	1,001,215

			$17,125,687

Air Transport — 0.1%
		Delta Air Lines, Inc.
	742	Term Loan, 2.25%, Maturing April 30, 2012	$740,259

			$740,259

Automotive — 5.5%
		Adesa, Inc.
	3,921	Term Loan, 3.02%, Maturing October 18, 2013	$3,927,738
		Allison Transmission, Inc.
	3,807	Term Loan, 3.02%, Maturing August 7, 2014	3,803,193
		Autotrader.com, Inc.
	1,250	Term Loan, 4.75%, Maturing December 15, 2016	1,261,974
		Federal-Mogul Corp.
	3,600	Term Loan, 2.20%, Maturing December 29, 2014	3,508,158
	2,235	Term Loan, 2.20%, Maturing December 28, 2015	2,177,733
		Ford Motor Co.
	832	Term Loan, 3.02%, Maturing December 16, 2013	832,779
	3,384	Term Loan, 3.02%, Maturing December 16, 2013	3,388,347

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Goodyear Tire & Rubber Co.
7,175	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	$7,125,672
	HHI Holdings, LLC
963	Term Loan, 10.50%, Maturing March 30, 2015	979,386
	Keystone Automotive Operations, Inc.
1,400	Term Loan, 3.82%, Maturing January 12, 2012	1,390,838
	Metaldyne, LLC
1,022	Term Loan, 7.75%, Maturing October 28, 2016	1,047,998
	TI Automotive, Ltd.
998	Term Loan, 9.50%, Maturing July 1, 2016	1,019,944
	TriMas Corp.
88	Term Loan, 6.00%, Maturing August 2, 2011	88,156
2,061	Term Loan, 6.09%, Maturing December 15, 2015	2,076,697

		$32,628,613

Beverage and Tobacco — 0.2%
	Green Mountain Coffee Roasters
1,225	Term Loan, 5.50%, Maturing December 16, 2016	$1,234,953

		$1,234,953

Building and Development — 2.0%
	Armstrong World Industries, Inc.
750	Term Loan, 5.00%, Maturing May 23, 2017	$760,590
	Beacon Sales Acquisition, Inc.
1,145	Term Loan, 2.29%, Maturing September 30, 2013	1,128,446
	Brickman Group Holdings, Inc.
1,325	Term Loan, 7.25%, Maturing October 14, 2016	1,355,916
	Forestar USA Real Estate Group, Inc.
268	Revolving Loan, 0.87%, Maturing August 6, 2013(3)	259,995
2,457	Term Loan, 6.50%, Maturing August 6, 2015	2,420,051
	NCI Building Systems, Inc.
170	Term Loan, 8.00%, Maturing April 18, 2014	169,201
	November 2005 Land Investors, LLC
305	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	68,589
	Panolam Industries Holdings, Inc.
1,662	Term Loan, 8.25%, Maturing December 31, 2013	1,543,930
	RE/MAX International, Inc.
2,159	Term Loan, 5.50%, Maturing April 15, 2016	2,182,973
	Realogy Corp.
139	Term Loan, 3.41%, Maturing October 10, 2013	133,893
667	Term Loan, 5.25%, Maturing October 10, 2013	642,486
	South Edge, LLC
1,644	Term Loan, 0.00%, Maturing October 31, 2009(6)	1,301,303

		$11,967,373

Business Equipment and Services — 12.0%
	Activant Solutions, Inc.
124	Term Loan, 2.81%, Maturing May 1, 2013	$123,628
224	Term Loan, 2.31%, Maturing May 2, 2013	224,348
2,084	Term Loan, 4.81%, Maturing February 2, 2016	2,102,685
	Acxiom Corp.
1,216	Term Loan, 3.30%, Maturing March 15, 2015	1,226,842
	Advantage Sales & Marketing, Inc.
2,125	Term Loan, 5.25%, Maturing December 18, 2017	2,144,724
	Affinion Group, Inc.
5,219	Term Loan, 5.00%, Maturing October 10, 2016	5,258,642
	Allied Security Holdings, LLC
650	Term Loan, 5.00%, Maturing February 4, 2017	655,688
	Dealer Computer Services, Inc.
1,771	Term Loan, 5.25%, Maturing April 21, 2017	1,786,209

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Education Management, LLC
	3,761	Term Loan, 2.06%, Maturing June 3, 2013	$3,712,234
		Fifth Third Processing Solution
	1,025	Term Loan, 5.50%, Maturing November 3, 2016	1,035,506
		First American Corp.
	1,045	Term Loan, 4.75%, Maturing April 12, 2016	1,055,850
		Infogroup, Inc.
	821	Term Loan, 6.25%, Maturing July 1, 2016	831,129
		iPayment, Inc.
	2,295	Term Loan, 2.29%, Maturing May 10, 2013	2,281,016
		Kronos, Inc.
	1,147	Term Loan, 2.05%, Maturing June 11, 2014	1,146,694
		Language Line, LLC
	2,475	Term Loan, 6.25%, Maturing June 20, 2016	2,512,125
		Mitchell International, Inc.
	970	Term Loan, 2.31%, Maturing March 28, 2014	930,175
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	910,000
		NE Customer Service
	1,848	Term Loan, 6.00%, Maturing March 23, 2016	1,850,808
		Protection One Alarm Monitor, Inc.
	1,869	Term Loan, 6.00%, Maturing May 16, 2016	1,880,588
		Quantum Corp.
	172	Term Loan, 3.80%, Maturing July 14, 2014	171,191
		Quintiles Transnational Corp.
	982	Term Loan, 2.31%, Maturing March 29, 2013	980,686
	1,875	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	1,872,656
		Sabre, Inc.
	7,307	Term Loan, 2.28%, Maturing September 30, 2014	6,867,776
		Safenet, Inc.
	1,979	Term Loan, 2.76%, Maturing April 12, 2014	1,970,827
		Serena Software, Inc.
	991	Term Loan, 2.30%, Maturing March 10, 2013	991,634
		Sitel (Client Logic)
	1,790	Term Loan, 5.80%, Maturing January 30, 2014	1,776,616
		Softlayer Tech, Inc.
	725	Term Loan, 7.25%, Maturing November 5, 2016	734,062
		Solera Holdings, LLC
EUR	818	Term Loan, 2.81%, Maturing May 16, 2014	1,118,041
		SunGard Data Systems, Inc.
	2,181	Term Loan, 2.01%, Maturing February 28, 2014	2,174,782
	9,964	Term Loan, 3.93%, Maturing February 26, 2016	10,010,677
		TransUnion, LLC
	2,250	Term Loan, 4.75%, Maturing February 12, 2018	2,271,375
		Travelport, LLC
	584	Term Loan, 4.80%, Maturing August 21, 2015	569,611
	972	Term Loan, 4.96%, Maturing August 21, 2015	948,390
	3,218	Term Loan, 4.96%, Maturing August 21, 2015	3,138,791
EUR	1,054	Term Loan, 5.50%, Maturing August 21, 2015	1,403,864
		West Corp.
	309	Term Loan, 2.74%, Maturing October 24, 2013	308,905
	2,156	Term Loan, 4.59%, Maturing July 15, 2016	2,179,129
	757	Term Loan, 4.61%, Maturing July 15, 2016	764,351

			$71,922,255

Cable and Satellite Television — 9.6%
		Atlantic Broadband Finance, LLC
	1,593	Term Loan, 5.00%, Maturing November 27, 2015	$1,596,756
		Bragg Communications, Inc.
	2,040	Term Loan, 2.81%, Maturing August 31, 2014	2,017,532

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Bresnan Communications, LLC
	1,425	Term Loan, 4.50%, Maturing December 14, 2017	$1,438,261
		Casema NV
EUR	1,000	Term Loan - Second Lien, 5.62%, Maturing March 14, 2016	1,391,449
		Cequel Communications, LLC
	2,141	Term Loan, 2.26%, Maturing November 5, 2013	2,141,571
		Charter Communications Operating, LLC
	4,268	Term Loan, 2.27%, Maturing March 6, 2014	4,263,581
	997	Term Loan, 3.56%, Maturing September 6, 2016	1,002,859
		CSC Holdings, Inc.
	3,768	Term Loan, 2.01%, Maturing March 29, 2016	3,790,053
		Foxco Acquisition Sub, LLC
	1,624	Term Loan, 7.50%, Maturing July 14, 2015	1,627,173
		Insight Midwest Holdings, LLC
	3,677	Term Loan, 2.02%, Maturing April 7, 2014	3,672,174
		Kabel Deutschland GmbH
EUR	2,000	Term Loan, 4.86%, Maturing December 13, 2016	2,785,200
		MCC Iowa, LLC
	3,802	Term Loan, 2.01%, Maturing January 31, 2015	3,754,443
		Mediacom Broadband, LLC
	1,667	Term Loan, 4.50%, Maturing October 23, 2017	1,677,736
		Mediacom Illinois, LLC
	3,934	Term Loan, 2.01%, Maturing January 31, 2015	3,830,927
	988	Term Loan, 5.50%, Maturing March 31, 2017	997,375
		Mediacom, LLC
	920	Term Loan, 4.50%, Maturing October 23, 2017	922,676
		ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.58%, Maturing July 2, 2014	123,498
EUR	904	Term Loan, 2.58%, Maturing July 2, 2014	1,206,380
EUR	369	Term Loan, 3.68%, Maturing March 6, 2015	471,634
EUR	3,144	Term Loan, 2.92%, Maturing June 26, 2015	4,227,060
EUR	140	Term Loan, 2.96%, Maturing July 3, 2015	188,569
EUR	369	Term Loan, 3.93%, Maturing March 4, 2016	471,634
EUR	436	Term Loan, 8.30%, Maturing March 6, 2017(2)	536,636
EUR	565	Term Loan - Second Lien, 5.05%, Maturing September 2, 2016	700,934
		UPC Broadband Holding B.V.
	429	Term Loan, 3.76%, Maturing December 30, 2016	430,195
EUR	2,614	Term Loan, 4.63%, Maturing December 31, 2016	3,599,519
	1,410	Term Loan, 3.76%, Maturing December 29, 2017	1,414,139
EUR	1,732	Term Loan, 4.88%, Maturing December 31, 2017	2,388,000
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.03%, Maturing June 30, 2015	1,633,777
GBP	1,000	Term Loan, 4.53%, Maturing December 31, 2015	1,633,524
		YPSO Holding SA
EUR	212	Term Loan, 4.61%, Maturing June 16, 2014(2)	264,588
EUR	253	Term Loan, 4.61%, Maturing June 16, 2014(2)	315,648
EUR	549	Term Loan, 4.61%, Maturing June 16, 2014(2)	685,607

			$57,201,108

Chemicals and Plastics — 6.7%
		Arizona Chemical, Inc.
	618	Term Loan, 6.75%, Maturing November 21, 2016	$626,209
		Brenntag Holding GmbH and Co. KG
	255	Term Loan, 3.77%, Maturing January 20, 2014	255,507
	1,729	Term Loan, 3.78%, Maturing January 20, 2014	1,733,407
	1,600	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,614,000
		Celanese Holdings, LLC
	1,555	Term Loan, 2.01%, Maturing April 2, 2014	1,562,117
	1,800	Term Loan, 3.30%, Maturing October 31, 2016	1,817,286

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hexion Specialty Chemicals, Inc.
	483	Term Loan, 4.06%, Maturing May 5, 2015	$482,500
	852	Term Loan, 4.06%, Maturing May 5, 2015	852,610
	1,908	Term Loan, 4.06%, Maturing May 5, 2015	1,910,675
		Houghton International, Inc.
	921	Term Loan, 6.75%, Maturing January 29, 2016	932,547
		Huntsman International, LLC
	2,136	Term Loan, 1.80%, Maturing April 21, 2014	2,133,327
	855	Term Loan, 2.53%, Maturing June 30, 2016	857,780
		INEOS Group
	3,195	Term Loan, 7.50%, Maturing December 16, 2013	3,303,207
	3,137	Term Loan, 8.00%, Maturing December 16, 2014	3,243,334
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,815,497
		ISP Chemco, Inc.
	1,414	Term Loan, 1.81%, Maturing June 4, 2014	1,407,553
		MacDermid, Inc.
EUR	685	Term Loan, 3.07%, Maturing April 11, 2014	919,946
	515	Term Loan, 2.26%, Maturing April 12, 2014	509,902
		Millenium Inorganic Chemicals
	1,350	Term Loan, 2.55%, Maturing May 15, 2014	1,346,796
		Nalco Co.
	1,571	Term Loan, 4.50%, Maturing October 5, 2017	1,589,392
		Omnova Solutions, Inc.
	998	Term Loan, 5.75%, Maturing May 31, 2017	1,011,839
		Rockwood Specialties Group, Inc.
	2,400	Term Loan, 3.75%, Maturing February 9, 2018	2,431,001
		Schoeller Arca Systems Holding
EUR	72	Term Loan, 5.53%, Maturing November 16, 2015(5)	68,805
EUR	206	Term Loan, 5.53%, Maturing November 16, 2015(5)	196,175
EUR	222	Term Loan, 5.53%, Maturing November 16, 2015(5)	211,103
		Solutia, Inc.
	2,535	Term Loan, 4.50%, Maturing March 17, 2017	2,546,441
		Styron S.A.R.L.
	3,150	Term Loan, 6.00%, Maturing August 2, 2017	3,186,619
		Univar, Inc.
	1,775	Term Loan, Maturing July 3, 2017(7)	1,784,152

			$40,349,727

Clothing/Textiles — 0.2%
		Phillips-Van Heusen Corp.
	1,084	Term Loan, 5.25%, Maturing May 6, 2016	$1,084,472

			$1,084,472

Conglomerates — 2.9%
		Gentek
	673	Term Loan, 6.75%, Maturing October 6, 2015	$686,779
		Goodman Global Holdings, Inc.
	2,045	Term Loan, 5.75%, Maturing October 28, 2016	2,066,283
		Jarden Corp.
	2,141	Term Loan, 3.55%, Maturing January 26, 2015	2,157,427
		Manitowoc Company, Inc. (The)
	811	Term Loan, 8.00%, Maturing November 6, 2014	820,650
		RBS Global, Inc.
	336	Term Loan, 2.56%, Maturing July 19, 2013	335,157
	4,425	Term Loan, 2.81%, Maturing July 19, 2013	4,428,429
		RGIS Holdings, LLC
	134	Term Loan, 2.80%, Maturing April 30, 2014	132,379
	2,674	Term Loan, 2.80%, Maturing April 30, 2014	2,647,569
		Service Master Co.
	181	Term Loan, 2.77%, Maturing July 24, 2014	178,505
	1,814	Term Loan, 2.77%, Maturing July 24, 2014	1,792,483

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		US Investigations Services, Inc.
	985	Term Loan, 3.05%, Maturing February 21, 2015	$979,360
	920	Term Loan, 7.75%, Maturing February 21, 2015	942,234

			$17,167,255

Containers and Glass Products — 3.6%
		Berry Plastics Corp.
	1,866	Term Loan, 2.31%, Maturing April 3, 2015	$1,820,134
		BWAY Corp.
	79	Term Loan, 4.50%, Maturing February 23, 2018	79,651
	891	Term Loan, 4.50%, Maturing February 23, 2018	897,144
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	902,500
		Graham Packaging Holdings Co.
	2,804	Term Loan, 6.75%, Maturing April 5, 2014	2,831,406
	1,247	Term Loan, 6.00%, Maturing September 23, 2016	1,261,236
		Graphic Packaging International, Inc.
	2,151	Term Loan, 2.30%, Maturing May 16, 2014	2,151,571
	1,238	Term Loan, 3.05%, Maturing May 16, 2014	1,242,978
		Hilex Poly Co.
	1,000	Term Loan, 11.25%, Maturing November 16, 2015	1,025,000
		JSG Acquisitions
	1,325	Term Loan, 3.68%, Maturing December 31, 2014	1,327,262
		Pelican Products, Inc.
	875	Term Loan, 5.75%, Maturing November 30, 2016	885,937
		Reynolds Group Holdings, Inc.
	3,025	Term Loan, 4.25%, Maturing February 9, 2018	3,047,687
		Smurfit Kappa Acquisitions
	1,325	Term Loan, 3.43%, Maturing December 31, 2014	1,327,262
		Smurfit-Stone Container Corp.
	2,687	Term Loan, 6.75%, Maturing July 15, 2016	2,713,365

			$21,513,133

Cosmetics/Toiletries — 1.8%
		Alliance Boots Holdings, Ltd.
GBP	2,000	Term Loan, 3.58%, Maturing July 5, 2015	$3,151,727
EUR	1,000	Term Loan, 3.80%, Maturing July 5, 2015	1,359,683
		Bausch & Lomb, Inc.
	681	Term Loan, 3.51%, Maturing April 24, 2015	683,656
	2,806	Term Loan, 3.54%, Maturing April 24, 2015	2,815,657
		KIK Custom Products, Inc.
	1,075	Term Loan - Second Lien, 5.30%, Maturing November 30, 2014	738,167
		Prestige Brands, Inc.
	1,940	Term Loan, 4.75%, Maturing March 24, 2016	1,960,377

			$10,709,267

Drugs — 0.8%
		Axcan Pharma, Inc.
	1,625	Term Loan, 3.92%, Maturing February 10, 2017(3)	$1,632,871
		Graceway Pharmaceuticals, LLC
	1,328	Term Loan, 5.01%, Maturing May 3, 2012	599,782
	302	Term Loan, 10.01%, Maturing November 3, 2013(2)(5)	3,017
	1,500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(4)	111,251
		Pharmaceutical Holdings Corp.
	109	Term Loan, 4.52%, Maturing January 30, 2012	108,009
		Warner Chilcott Corp.
	736	Term Loan, 6.00%, Maturing October 30, 2014	738,503
	364	Term Loan, 6.25%, Maturing April 30, 2015	367,375
	607	Term Loan, 6.25%, Maturing April 30, 2015	611,747

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	646	Term Loan, 6.50%, Maturing February 22, 2016	$652,148

			$4,824,703

Ecological Services and Equipment — 1.6%
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.04%, Maturing September 30, 2014	$589,298
		Kemble Water Structure, Ltd.
GBP	4,500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	7,220,926
		Sensus Metering Systems, Inc.
	1,680	Term Loan, 7.00%, Maturing June 3, 2013	1,691,380

			$9,501,604

Electronics/Electrical — 5.5%
		Aspect Software, Inc.
	2,781	Term Loan, 6.25%, Maturing April 19, 2016	$2,809,302
		Attachmate Corp.
	1,075	Term Loan, Maturing February 24, 2017(7)	1,069,625
		Christie/Aix, Inc.
	753	Term Loan, 5.25%, Maturing April 29, 2016	753,356
		Edwards (Cayman Island II), Ltd.
	1,400	Term Loan, 5.50%, Maturing May 31, 2016	1,394,750
		FCI International S.A.S.
	175	Term Loan, 3.68%, Maturing November 1, 2013	173,406
	181	Term Loan, 3.68%, Maturing November 1, 2013	180,120
	175	Term Loan, 3.68%, Maturing October 31, 2014	173,406
	181	Term Loan, 3.68%, Maturing October 31, 2014	180,120
		Freescale Semiconductor, Inc.
	3,772	Term Loan, 4.51%, Maturing December 1, 2016	3,774,300
		Infor Enterprise Solutions Holdings
	1,458	Term Loan, 5.02%, Maturing July 28, 2015	1,407,393
	1,634	Term Loan, 6.02%, Maturing July 28, 2015	1,617,096
	3,133	Term Loan, 6.02%, Maturing July 28, 2015	3,098,455
	500	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	431,250
	183	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	158,583
	317	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	277,083
		Network Solutions, LLC
	541	Term Loan, 2.52%, Maturing March 7, 2014	538,700
		Open Solutions, Inc.
	2,867	Term Loan, 2.43%, Maturing January 23, 2014	2,592,663
		Sensata Technologies B.V.
EUR	1,000	Term Loan, 3.06%, Maturing April 26, 2013	1,370,176
		Sensata Technologies Finance Co.
	3,737	Term Loan, 2.05%, Maturing April 26, 2013	3,735,811
		Shield Finance Co. S.A.R.L.
	960	Term Loan, 7.75%, Maturing June 15, 2016	971,179
		Spansion, LLC
	558	Term Loan, 6.50%, Maturing January 8, 2015	563,852
		Spectrum Brands, Inc.
	3,300	Term Loan, 5.01%, Maturing June 17, 2016	3,340,564
		SS&C Technologies, Inc.
	597	Term Loan, 2.30%, Maturing November 23, 2012	594,429
		VeriFone, Inc.
	748	Term Loan, 3.02%, Maturing October 31, 2013	749,870
		Vertafore, Inc.
	1,120	Term Loan, 5.25%, Maturing July 29, 2016	1,131,200

			$33,086,689

Equipment Leasing — 0.5%
		Hertz Corp.
	444	Term Loan, 2.01%, Maturing December 21, 2012	444,845

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	2,391	Term Loan, 2.01%, Maturing December 21, 2012	$2,393,330

			$2,838,175

Farming/Agriculture — 0.3%
		CF Industries, Inc.
	332	Term Loan, 4.25%, Maturing April 6, 2015	$334,056
		WM. Bolthouse Farms, Inc.
	1,721	Term Loan, 5.50%, Maturing February 11, 2016	1,735,871

			$2,069,927

Financial Intermediaries — 5.3%
		Citco III, Ltd.
	2,922	Term Loan, 4.46%, Maturing June 30, 2014	$2,936,935
		Fidelity National Information Services, Inc.
	2,743	Term Loan, 5.25%, Maturing July 18, 2016	2,774,248
		First Data Corp.
	500	Term Loan, 3.01%, Maturing September 24, 2014	474,656
	951	Term Loan, 3.01%, Maturing September 24, 2014	902,622
	2,406	Term Loan, 3.01%, Maturing September 24, 2014	2,284,794
		Grosvenor Capital Management
	1,397	Term Loan, 4.31%, Maturing December 5, 2016	1,379,417
		HarbourVest Partners, LLC
	1,432	Term Loan, 6.25%, Maturing December 14, 2016	1,446,194
		Interactive Data Corp.
	2,592	Term Loan, 4.75%, Maturing February 12, 2018	2,619,518
		Jupiter Asset Management Group
GBP	334	Term Loan, 4.37%, Maturing March 17, 2015	542,367
		LPL Holdings, Inc.
	1,012	Term Loan, 2.04%, Maturing June 28, 2013	1,015,589
	3,185	Term Loan, 4.25%, Maturing June 25, 2015	3,202,756
	2,361	Term Loan, 5.25%, Maturing June 28, 2017	2,392,475
		MSCI, Inc.
	3,543	Term Loan, 4.75%, Maturing June 1, 2016	3,570,447
		Nuveen Investments, Inc.
	1,811	Term Loan, 3.30%, Maturing November 13, 2014	1,764,549
	2,116	Term Loan, 5.80%, Maturing May 12, 2017	2,116,013
		Oxford Acquisition III, Ltd.
	374	Term Loan, 2.05%, Maturing May 12, 2014	371,946
		RJO Holdings Corp. (RJ O’Brien)
	15	Term Loan, 6.27%, Maturing December 10, 2015(5)	12,549
	485	Term Loan, 6.27%, Maturing December 10, 2015(5)	387,143
		Towergate Finance, PLC
GBP	1,000	Term Loan, 6.50%, Maturing August 4, 2017	1,617,521

			$31,811,739

Food Products — 3.9%
		Acosta, Inc.
	3,201	Term Loan, 4.50%, Maturing July 28, 2013	$3,231,055
		American Seafoods Group, LLC
	783	Term Loan, 5.50%, Maturing May 7, 2015	785,870
		Dean Foods Co.
	3,698	Term Loan, 1.81%, Maturing April 2, 2014	3,602,704
		Dole Food Company, Inc.
	1,821	Term Loan, 5.04%, Maturing March 2, 2017	1,838,816
	733	Term Loan, 5.06%, Maturing March 2, 2017	740,339
		Michael Foods Holdings, Inc.
	796	Term Loan, 4.25%, Maturing February 23, 2018	804,378
		Pierre Foods, Inc.
	1,397	Term Loan, 7.00%, Maturing September 30, 2016	1,409,156
		Pinnacle Foods Finance, LLC
	7,425	Term Loan, 2.76%, Maturing April 2, 2014	7,419,731

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Provimi Group SA
	220	Term Loan, 2.51%, Maturing June 28, 2015	$216,319
	270	Term Loan, 2.51%, Maturing June 28, 2015	266,207
EUR	284	Term Loan, 3.11%, Maturing June 28, 2015	386,099
EUR	459	Term Loan, 3.11%, Maturing June 28, 2015	622,975
EUR	490	Term Loan, 3.11%, Maturing June 28, 2015	665,395
EUR	632	Term Loan, 3.11%, Maturing June 28, 2015	858,060
	178	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	165,433
EUR	29	Term Loan - Second Lien, 5.11%, Maturing December 28, 2016	37,241
EUR	397	Term Loan - Second Lien, 5.11%, Maturing December 28, 2016	510,048

			$23,559,826

Food Service — 6.0%
		Aramark Corp.
	194	Term Loan, 2.14%, Maturing January 27, 2014	$193,783
	2,401	Term Loan, 2.18%, Maturing January 27, 2014	2,402,673
GBP	1,200	Term Loan, 2.76%, Maturing January 27, 2014	1,892,255
	348	Term Loan, 3.51%, Maturing July 26, 2016	350,179
	5,298	Term Loan, 3.55%, Maturing July 26, 2016	5,324,705
		Buffets, Inc.
	1,413	Term Loan, 12.00%, Maturing April 21, 2015(2)	1,279,052
	132	Term Loan, 7.55%, Maturing April 22, 2015(2)	105,669
		Burger King Corp.
	5,200	Term Loan, 4.50%, Maturing October 19, 2016	5,235,209
		CBRL Group, Inc.
	1,005	Term Loan, 1.81%, Maturing April 29, 2013	1,005,877
	642	Term Loan, 2.82%, Maturing April 27, 2016	644,043
		Del Monte Corp.
	4,175	Term Loan, 4.50%, Maturing February 26, 2018	4,208,271
		Denny’s, Inc.
	816	Term Loan, 7.00%, Maturing September 20, 2016	824,660
		Dunkin Brands, Inc.
	3,125	Term Loan, 4.25%, Maturing November 23, 2017	3,150,391
		NPC International, Inc.
	296	Term Loan, 2.04%, Maturing May 3, 2013	294,319
		OSI Restaurant Partners, LLC
	404	Term Loan, 2.56%, Maturing June 14, 2013	398,138
	4,139	Term Loan, 2.63%, Maturing June 14, 2014	4,079,740
		QCE Finance, LLC
	1,120	Term Loan, 5.01%, Maturing May 5, 2013	1,065,377
		Sagittarius Restaurants, LLC
	586	Term Loan, 7.51%, Maturing May 18, 2015	589,705
		Selecta
EUR	741	Term Loan - Second Lien, 5.24%, Maturing December 28, 2015	746,704
		U.S. Foodservice, Inc.
	1,000	Term Loan, 2.76%, Maturing July 3, 2014	968,750
		Wendy’s/Arby’s Restaurants, LLC
	995	Term Loan, 5.00%, Maturing May 24, 2017	1,005,883

			$35,765,383

Food/Drug Retailers — 3.6%
		General Nutrition Centers, Inc.
	5,647	Term Loan, 3.30%, Maturing September 16, 2013	$5,639,740
		NBTY, Inc.
	2,375	Term Loan, 6.25%, Maturing October 2, 2017	2,405,925
		Pantry, Inc. (The)
	244	Term Loan, 2.02%, Maturing May 15, 2014	240,062
	846	Term Loan, 2.02%, Maturing May 15, 2014	833,739
		Rite Aid Corp.
	8,600	Term Loan, 2.02%, Maturing June 4, 2014	8,346,159
	1,173	Term Loan, 6.00%, Maturing June 4, 2014	1,177,399

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Roundy’s Supermarkets, Inc.
3,042	Term Loan, 7.00%, Maturing November 3, 2013	$3,065,753

		$21,708,777

Forest Products — 1.3%
	Georgia-Pacific Corp.
1,912	Term Loan, 2.30%, Maturing December 20, 2012	$1,916,153
4,291	Term Loan, 2.30%, Maturing December 21, 2012	4,300,165
1,537	Term Loan, 3.55%, Maturing December 23, 2014	1,543,339

		$7,759,657

Health Care — 17.2%
	1-800-Contacts, Inc.
910	Term Loan, 7.70%, Maturing March 4, 2015	$915,248
	Alliance Healthcare Services
1,337	Term Loan, 5.50%, Maturing June 1, 2016	1,347,777
	Ardent Medical Services, Inc.
1,265	Term Loan, 6.50%, Maturing September 15, 2015	1,277,564
	Ascend Learning
1,250	Term Loan, 7.75%, Maturing December 6, 2016	1,246,875
	Aveta Holdings, LLC
619	Term Loan, 8.50%, Maturing April 14, 2015	623,381
619	Term Loan, 8.50%, Maturing April 14, 2015	623,381
	Biomet, Inc.
6,859	Term Loan, 3.29%, Maturing March 25, 2015	6,868,563
	Bright Horizons Family Solutions, Inc.
1,048	Term Loan, 7.50%, Maturing May 28, 2015	1,056,548
	Cardinal Health 409, Inc.
2,364	Term Loan, 2.51%, Maturing April 10, 2014	2,340,608
	Carestream Health, Inc.
1,725	Term Loan, Maturing February 25, 2017(7)	1,716,529
	Carl Zeiss Vision Holding GmbH
1,170	Term Loan, 1.87%, Maturing October 24, 2014	1,073,475
130	Term Loan, 4.00%, Maturing September 30, 2019	104,000
	CDRL MS, Inc.
934	Term Loan, 6.75%, Maturing September 29, 2016	943,738
	Community Health Systems, Inc.
350	Term Loan, 2.56%, Maturing July 25, 2014	348,294
6,804	Term Loan, 2.56%, Maturing July 25, 2014	6,760,991
3,421	Term Loan, 3.81%, Maturing January 25, 2017	3,436,545
	ConMed Corp.
488	Term Loan, 1.77%, Maturing April 12, 2013	459,033
	CRC Health Corp.
2,042	Term Loan, 4.80%, Maturing November 16, 2015	2,042,371
	Dako EQT Project Delphi
500	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	441,875
	DaVita, Inc.
3,400	Term Loan, 4.50%, Maturing October 20, 2016	3,433,368
	DJO Finance, LLC
720	Term Loan, 3.26%, Maturing May 20, 2014	716,779
	Fresenius Medical Care Holdings
2,807	Term Loan, 1.68%, Maturing March 31, 2013	2,803,986
	Fresenius SE
310	Term Loan, 4.50%, Maturing September 10, 2014	312,434
690	Term Loan, 4.50%, Maturing September 10, 2014	695,691
	Grifols SA
2,400	Term Loan, Maturing November 23, 2016(7)	2,433,490
	Hanger Orthopedic Group, Inc.
750	Term Loan, 5.25%, Maturing November 17, 2016	760,313
	Harvard Drug Group, LLC
116	Term Loan, 6.50%, Maturing April 8, 2016	115,764

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	846	Term Loan, 6.50%, Maturing April 8, 2016	$841,923
		HCA, Inc.
	2,690	Term Loan, 2.55%, Maturing November 18, 2013	2,686,178
	6,452	Term Loan, 3.55%, Maturing March 31, 2017	6,486,027
		Health Management Associates, Inc.
	9,075	Term Loan, 2.05%, Maturing February 28, 2014	9,030,803
		Iasis Healthcare, LLC
	154	Term Loan, 2.26%, Maturing March 14, 2014	153,733
	563	Term Loan, 2.26%, Maturing March 14, 2014	562,088
	1,627	Term Loan, 2.26%, Maturing March 14, 2014	1,623,954
		Ikaria Acquisition, Inc.
	895	Term Loan, 7.00%, Maturing May 16, 2016	871,506
		IM U.S. Holdings, LLC
	970	Term Loan, 2.26%, Maturing June 26, 2014	965,757
	700	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	697,375
		IMS Health, Inc.
	1,436	Term Loan, 5.25%, Maturing February 26, 2016	1,452,300
		inVentiv Health, Inc.
	817	Term Loan, 1.63%, Maturing August 4, 2016(3)	821,771
	408	Term Loan, 4.75%, Maturing August 4, 2016	410,885
	920	Term Loan, 4.75%, Maturing August 14, 2016	926,127
		Lifepoint Hospitals, Inc.
	2,251	Term Loan, 3.07%, Maturing April 15, 2015	2,257,318
		MedAssets, Inc.
	1,050	Term Loan, 5.25%, Maturing November 16, 2016	1,060,062
		MPT Operating Partnership, L.P.
	1,166	Term Loan, 5.00%, Maturing May 17, 2016	1,171,621
		MultiPlan, Inc.
	2,885	Term Loan, 4.75%, Maturing August 26, 2017	2,912,562
		Mylan, Inc.
	936	Term Loan, 3.56%, Maturing October 2, 2014	942,723
		Nyco Holdings
EUR	472	Term Loan, 4.86%, Maturing December 29, 2014	644,762
EUR	471	Term Loan, 5.36%, Maturing December 29, 2015	644,603
		Physiotherapy Associates, Inc.
	725	Term Loan, 7.50%, Maturing June 27, 2013	725,757
		Prime Healthcare Services, Inc.
	2,630	Term Loan, 7.25%, Maturing April 22, 2015	2,584,098
		RadNet Management, Inc.
	1,216	Term Loan, 5.75%, Maturing April 1, 2016	1,220,752
		ReAble Therapeutics Finance, LLC
	2,630	Term Loan, 2.27%, Maturing November 18, 2013	2,617,088
		RehabCare Group, Inc.
	814	Term Loan, 6.00%, Maturing November 24, 2015	820,106
		Renal Advantage Holdings, Inc.
	825	Term Loan, 5.75%, Maturing December 16, 2016	837,891
		Select Medical Holdings Corp.
	2,466	Term Loan, 4.14%, Maturing August 22, 2014	2,479,823
		Skillsoft Corp.
	995	Term Loan, 6.50%, Maturing May 26, 2017	1,011,169
		Sunquest Information Systems, Inc.
	850	Term Loan, 6.25%, Maturing December 16, 2016	854,781
		Sunrise Medical Holdings, Inc.
EUR	272	Term Loan, 6.75%, Maturing May 13, 2014	347,195
		TZ Merger Sub., Inc.
	723	Term Loan, 6.75%, Maturing August 4, 2015	725,762
		Universal Health Services, Inc.
	2,575	Term Loan, 5.50%, Maturing November 15, 2016	2,605,032
		Vanguard Health Holding Co., LLC
	1,787	Term Loan, 5.00%, Maturing January 29, 2016	1,803,952

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	VWR Funding, Inc.
2,148	Term Loan, 2.76%, Maturing June 30, 2014	$2,143,080

		$102,839,185

Home Furnishings — 0.6%
	Hunter Fan Co.
413	Term Loan, 2.77%, Maturing April 16, 2014	$383,998
	National Bedding Co., LLC
1,449	Term Loan, 3.81%, Maturing November 28, 2013	1,452,005
2,050	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,039,750

		$3,875,753

Industrial Equipment — 4.1%
	Alliance Laundry Systems, LLC
979	Term Loan, 6.25%, Maturing September 30, 2016	$988,125
	Brand Energy and Infrastructure Services, Inc.
688	Term Loan, 2.56%, Maturing February 7, 2014	677,464
830	Term Loan, 3.56%, Maturing February 7, 2014	824,056
	Bucyrus International, Inc.
1,449	Term Loan, 4.25%, Maturing February 19, 2016	1,458,655
	Butterfly Wendel US, Inc.
304	Term Loan, 3.46%, Maturing June 23, 2014	295,217
304	Term Loan, 4.21%, Maturing June 22, 2015	295,122
	EPD Holdings, (Goodyear Engineering Products)
242	Term Loan, 2.77%, Maturing July 31, 2014	227,262
1,691	Term Loan, 2.77%, Maturing July 31, 2014	1,586,732
850	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	748,000
	Excelitas Technologies Corp.
998	Term Loan, 5.50%, Maturing November 23, 2016	1,007,475
	Generac Acquisition Corp.
1,364	Term Loan, 2.80%, Maturing November 11, 2013	1,362,347
	Gleason Corp.
700	Term Loan, 2.04%, Maturing June 30, 2013	692,652
	Jason, Inc.
77	Term Loan, 8.25%, Maturing September 21, 2014	76,892
195	Term Loan, 8.25%, Maturing September 21, 2014	195,864
	John Maneely Co.
4,296	Term Loan, 3.55%, Maturing December 9, 2013	4,283,350
	KION Group GmbH
1,018	Term Loan, 2.51%, Maturing December 23, 2014(2)	983,241
1,018	Term Loan, 2.76%, Maturing December 23, 2015(2)	983,241
	Pinafore, LLC
2,393	Term Loan, 4.25%, Maturing September 29, 2016	2,406,764
	Polypore, Inc.
4,627	Term Loan, 2.27%, Maturing July 3, 2014	4,554,812
	Sequa Corp.
794	Term Loan, 3.56%, Maturing December 3, 2014	788,750

		$24,436,021

Insurance — 3.0%
	Alliant Holdings I, Inc.
3,753	Term Loan, 3.30%, Maturing August 21, 2014	$3,658,953
	AmWINS Group, Inc.
956	Term Loan, 2.82%, Maturing June 8, 2013	954,705
500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	456,250
	Applied Systems, Inc.
1,575	Term Loan, 5.50%, Maturing December 8, 2016	1,586,156
	CCC Information Services Group, Inc.
1,625	Term Loan, 5.50%, Maturing November 11, 2015	1,644,805
	Conseco, Inc.
1,625	Term Loan, 7.50%, Maturing September 30, 2016	1,638,541

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Crawford & Company
1,275	Term Loan, 5.25%, Maturing October 30, 2013	$1,280,420
	Crump Group, Inc.
737	Term Loan, 3.27%, Maturing August 1, 2014	730,729
	HUB International Holdings, Inc.
430	Term Loan, 2.80%, Maturing June 13, 2014	429,556
1,911	Term Loan, 2.80%, Maturing June 13, 2014	1,911,507
617	Term Loan, 6.75%, Maturing June 13, 2014	622,974
	U.S.I. Holdings Corp.
3,340	Term Loan, 2.76%, Maturing May 5, 2014	3,323,011

		$18,237,607

Leisure Goods/Activities/Movies — 7.7%
	24 Hour Fitness Worldwide, Inc.
995	Term Loan, 6.75%, Maturing April 22, 2016	$973,856
	Alpha D2, Ltd.
1,016	Term Loan, Maturing December 31, 2013(7)	1,003,819
1,484	Term Loan, Maturing December 31, 2013(7)	1,465,243
2,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	1,965,000
	AMC Entertainment, Inc.
5,432	Term Loan, 3.51%, Maturing December 16, 2016	5,473,429
	Bombardier Recreational Products
3,028	Term Loan, 2.81%, Maturing June 28, 2013	3,015,074
	Carmike Cinemas, Inc.
2,643	Term Loan, 5.50%, Maturing January 27, 2016	2,677,328
	Cedar Fair, L.P.
2,265	Term Loan, 4.00%, Maturing December 15, 2017	2,279,019
	Cinemark, Inc.
3,903	Term Loan, 3.54%, Maturing April 29, 2016	3,936,243
	ClubCorp Club Operations, Inc.
725	Term Loan, 6.00%, Maturing November 9, 2016	734,063
	Dave & Buster’s, Inc.
993	Term Loan, 6.00%, Maturing June 1, 2016	999,323
	Deluxe Entertainment Services Group, Inc.
62	Term Loan, 6.25%, Maturing May 11, 2013	62,008
992	Term Loan, 6.25%, Maturing May 11, 2013	992,126
	Fender Musical Instruments Corp.
288	Term Loan, 2.52%, Maturing June 9, 2014	271,056
569	Term Loan, 2.52%, Maturing June 9, 2014	536,546
	Miramax Film NY, LLC
1,125	Term Loan, 7.75%, Maturing May 20, 2016	1,150,312
	National CineMedia, LLC
2,850	Term Loan, 2.06%, Maturing February 13, 2015	2,841,687
	Regal Cinemas Corp.
4,050	Term Loan, Maturing August 23, 2017(7)	4,076,155
	Revolution Studios Distribution Co., LLC
1,066	Term Loan, 4.02%, Maturing December 21, 2014	836,596
900	Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(5)	297,000
	SeaWorld Parks & Entertainment, Inc.
2,005	Term Loan, 4.00%, Maturing August 17, 2017	2,018,845
	Six Flags Theme Parks, Inc.
3,506	Term Loan, 5.50%, Maturing June 30, 2016	3,546,382
	Universal City Development Partners, Ltd.
2,822	Term Loan, 5.50%, Maturing November 6, 2014	2,857,356
	Zuffa, LLC
1,947	Term Loan, 2.31%, Maturing June 19, 2015	1,913,113

		$45,921,579

Lodging and Casinos — 2.9%
	Ameristar Casinos, Inc.
1,164	Term Loan, 3.55%, Maturing November 10, 2012	1,167,751

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Harrah’s Operating Co.
408	Term Loan, 3.30%, Maturing January 28, 2015	$378,685
2,772	Term Loan, 3.30%, Maturing January 28, 2015	2,581,505
2,970	Term Loan, 9.50%, Maturing October 31, 2016	3,158,099
	Isle of Capri Casinos, Inc.
440	Term Loan, 5.00%, Maturing November 25, 2013	440,495
598	Term Loan, 5.00%, Maturing November 25, 2013	598,174
1,494	Term Loan, 5.00%, Maturing November 25, 2013	1,495,431
	Las Vegas Sands, LLC
177	Term Loan, 2.04%, Maturing May 23, 2014	176,017
821	Term Loan, 2.04%, Maturing May 23, 2014	816,485
395	Term Loan, 3.04%, Maturing November 23, 2016	394,488
1,349	Term Loan, 3.04%, Maturing November 23, 2016	1,345,263
	LodgeNet Entertainment Corp.
1,859	Term Loan, 2.31%, Maturing April 4, 2014	1,732,738
	Penn National Gaming, Inc.
1,002	Term Loan, 2.03%, Maturing October 3, 2012	1,001,595
	Tropicana Entertainment, Inc.
191	Term Loan, 15.00%, Maturing December 29, 2012	215,527
	VML US Finance, LLC
185	Term Loan, 4.79%, Maturing May 25, 2012	185,897
431	Term Loan, 4.79%, Maturing May 27, 2013	432,655
991	Term Loan, 4.79%, Maturing May 27, 2013	993,434

		$17,114,239

Nonferrous Metals/Minerals — 1.1%
	Euramax International, Inc.
343	Term Loan, 10.00%, Maturing June 29, 2013	$333,654
334	Term Loan, 14.00%, Maturing June 29, 2013(2)	324,834
	Fairmount Minerals, Ltd.
1,093	Term Loan, 6.25%, Maturing August 5, 2016	1,107,617
	Noranda Aluminum Acquisition
300	Term Loan, 2.01%, Maturing May 18, 2014	299,424
	Novelis, Inc.
2,325	Term Loan, 5.25%, Maturing December 19, 2016	2,358,629
	Oxbow Carbon and Mineral Holdings
2,306	Term Loan, 3.80%, Maturing May 8, 2016	2,331,977

		$6,756,135

Oil and Gas — 2.9%
	Big West Oil, LLC
825	Term Loan, 7.00%, Maturing March 31, 2016	$837,547
	CITGO Petroleum Corp.
634	Term Loan, 8.00%, Maturing June 24, 2015	666,230
2,861	Term Loan, 9.00%, Maturing June 23, 2017	3,020,342
	Crestwood Holdings, LLC
566	Term Loan, 10.50%, Maturing September 30, 2016	582,165
	Dynegy Holdings, Inc.
368	Term Loan, 4.02%, Maturing April 2, 2013	366,825
5,623	Term Loan, 4.02%, Maturing April 2, 2013	5,599,711
	Obsidian Natural Gas Trust
3,568	Term Loan, 7.00%, Maturing November 2, 2015	3,674,912
	SemGroup Corp.
471	Term Loan, 1.85%, Maturing November 30, 2012	475,687
	Sheridan Production Partners I, LLC
121	Term Loan, 7.50%, Maturing April 20, 2017	121,683
198	Term Loan, 7.50%, Maturing April 20, 2017	199,217
1,493	Term Loan, 7.50%, Maturing April 20, 2017	1,503,432

		$17,047,751

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Publishing — 6.1%
		Aster Zweite Beteiligungs GmbH
	1,850	Term Loan, 2.71%, Maturing September 27, 2013	$1,853,469
		Cengage Learning, Inc.
	1,000	Term Loan, 2.55%, Maturing July 3, 2014	965,063
		GateHouse Media Operating, Inc.
	649	Term Loan, 2.27%, Maturing August 28, 2014	308,425
	1,522	Term Loan, 2.27%, Maturing August 28, 2014	723,612
	748	Term Loan, 2.52%, Maturing August 28, 2014	355,875
		Getty Images, Inc.
	2,494	Term Loan, 5.25%, Maturing November 7, 2016	2,531,156
		IWCO Direct, Inc.
	189	Term Loan, 3.64%, Maturing August 5, 2014	161,423
	1,811	Term Loan, 3.64%, Maturing August 7, 2014	1,548,577
		Lamar Media Corp.
	811	Term Loan, 4.25%, Maturing December 30, 2016	817,931
		Laureate Education, Inc.
	495	Term Loan, 3.55%, Maturing August 17, 2014	486,105
	3,304	Term Loan, 3.55%, Maturing August 17, 2014	3,246,900
	1,481	Term Loan, 7.00%, Maturing August 31, 2014	1,496,063
		MediaNews Group, Inc.
	309	Term Loan, 8.50%, Maturing March 19, 2014	304,304
		Merrill Communications, LLC
	5,113	Term Loan, 7.50%, Maturing December 24, 2012	5,113,132
		Nelson Education, Ltd.
	473	Term Loan, 2.80%, Maturing July 5, 2014	430,247
		Nielsen Finance, LLC
	6,253	Term Loan, 2.26%, Maturing August 9, 2013	6,258,668
	1,978	Term Loan, 4.01%, Maturing May 2, 2016	1,992,138
		SGS International, Inc.
	528	Term Loan, 3.96%, Maturing September 30, 2013	529,039
		Source Interlink Companies, Inc.
	902	Term Loan, 10.75%, Maturing June 18, 2013	861,621
	583	Term Loan, 15.00%, Maturing March 18, 2014(2)	425,744
		Trader Media Corp.
GBP	1,475	Term Loan, 2.62%, Maturing March 23, 2015	2,319,739
		Xsys, Inc.
	1,642	Term Loan, 2.71%, Maturing December 31, 2014	1,644,588
	1,834	Term Loan, 2.71%, Maturing December 31, 2014	1,837,789

			$36,211,608

Radio and Television — 2.4%
		Block Communications, Inc.
	903	Term Loan, 2.30%, Maturing December 22, 2011	$882,194
		CMP KC, LLC
	1,047	Term Loan, 6.42%, Maturing May 3, 2011(2)(5)	300,545
		Gray Television, Inc.
	713	Term Loan, 3.77%, Maturing December 31, 2014	710,432
		HIT Entertainment, Inc.
	960	Term Loan, 5.56%, Maturing June 1, 2012	943,254
		Live Nation Worldwide, Inc.
	2,605	Term Loan, 4.50%, Maturing November 7, 2016	2,623,745
		Mission Broadcasting, Inc.
	592	Term Loan, 5.00%, Maturing September 30, 2016	593,256
		New Young Broadcasting Holding Co., Inc.
	216	Term Loan, 8.00%, Maturing June 30, 2015	217,689
		Nexstar Broadcasting, Inc.
	926	Term Loan, 5.00%, Maturing September 30, 2016	930,227
		Raycom TV Broadcasting, LLC
	1,119	Term Loan, 1.81%, Maturing June 25, 2014	1,099,786

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Univision Communications, Inc.
	1,940	Term Loan, 2.51%, Maturing September 29, 2014	$1,897,217
	1,940	Term Loan, 4.51%, Maturing March 31, 2017	1,897,063
		Weather Channel
	2,275	Term Loan, 4.25%, Maturing February 13, 2017	2,300,878

			$14,396,286

Retailers (Except Food and Drug) — 4.2%
		Amscan Holdings, Inc.
	1,746	Term Loan, 6.75%, Maturing December 4, 2017	$1,767,437
		FTD, Inc.
	1,161	Term Loan, 6.75%, Maturing August 26, 2014	1,168,413
		Harbor Freight Tools USA, Inc.
	2,075	Term Loan, 6.50%, Maturing December 22, 2017	2,101,369
		J Crew Operating Corp.
	1,825	Term Loan, 4.75%, Maturing January 26, 2018	1,827,852
		Michaels Stores, Inc.
	1,852	Term Loan, 2.58%, Maturing October 31, 2013	1,849,643
		Neiman Marcus Group, Inc.
	3,412	Term Loan, 4.30%, Maturing April 6, 2016	3,437,629
		Orbitz Worldwide, Inc.
	2,177	Term Loan, 3.29%, Maturing July 25, 2014	2,040,030
		PETCO Animal Supplies, Inc.
	1,400	Term Loan, Maturing November 24, 2017(7)	1,407,875
		Pilot Travel Centers, LLC
	1,159	Term Loan, 5.25%, Maturing June 30, 2016	1,172,967
		Rent-A-Center, Inc.
	3	Term Loan, 2.06%, Maturing June 30, 2012	2,596
	622	Term Loan, 3.31%, Maturing March 31, 2015	623,930
		Savers, Inc.
	1,340	Term Loan, 5.75%, Maturing March 11, 2016	1,350,483
		Visant Corp.
	1,222	Term Loan, 7.00%, Maturing December 22, 2016	1,236,316
		Visant Holding Corp.
	1,600	Term Loan, Maturing December 31, 2016(7)	1,600,000
		Vivarte
EUR	29	Term Loan, 2.78%, Maturing March 9, 2015	38,378
EUR	62	Term Loan, 2.78%, Maturing March 9, 2015	83,911
EUR	347	Term Loan, 2.78%, Maturing March 9, 2015	466,388
EUR	441	Term Loan, 3.40%, Maturing March 8, 2016	591,929
EUR	18	Term Loan, 3.40%, Maturing May 29, 2016	24,718
EUR	71	Term Loan, 3.40%, Maturing May 29, 2016	95,619
		Yankee Candle Company, Inc. (The)
	2,151	Term Loan, 2.27%, Maturing February 6, 2014	2,148,462

			$25,035,945

Steel — 0.1%
		Niagara Corp.
	766	Term Loan, 10.50%, Maturing June 29, 2014(2)(5)	$725,860

			$725,860

Surface Transport — 0.4%
		Swift Transportation Co., Inc.
	2,571	Term Loan, 6.00%, Maturing December 21, 2016	$2,589,518

			$2,589,518

Telecommunications — 6.1%
		Alaska Communications Systems Holdings, Inc.
	2,075	Term Loan, 5.50%, Maturing October 21, 2016	$2,090,563
		Asurion Corp.
	4,271	Term Loan, 3.27%, Maturing July 3, 2014	4,212,212

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	2,000	Term Loan, 6.75%, Maturing March 31, 2015	$2,030,358
		CommScope, Inc.
	2,300	Term Loan, 5.00%, Maturing January 14, 2018	2,337,853
		Intelsat Jackson Holdings SA
	11,775	Term Loan, 5.25%, Maturing April 2, 2018	11,885,391
		Macquarie UK Broadcast Ventures, Ltd.
GBP	828	Term Loan, 2.62%, Maturing December 1, 2014	1,248,371
		MetroPCS Wireless
	995	Term Loan, 3.81%, Maturing November 4, 2016	1,001,541
		NTelos, Inc.
	1,979	Term Loan, 6.00%, Maturing August 7, 2015	1,993,584
		Telesat Canada, Inc.
	157	Term Loan, 3.27%, Maturing October 31, 2014	156,638
	1,823	Term Loan, 3.27%, Maturing October 31, 2014	1,823,581
		TowerCo Finance, LLC
	750	Term Loan, 5.25%, Maturing February 2, 2017	756,094
		Wind Telecomunicazioni SpA
EUR	4,100	Term Loan, Maturing December 15, 2017(7)	5,680,188
		Windstream Corp.
	1,363	Term Loan, 3.06%, Maturing December 17, 2015	1,371,228

			$36,587,602

Utilities — 2.4%
		Astoria Generating Co.
	500	Term Loan - Second Lien, 4.06%, Maturing August 23, 2013	$498,021
		BRSP, LLC
	967	Term Loan, 7.50%, Maturing June 4, 2014	978,844
		Covanta Energy Corp.
	261	Term Loan, 1.80%, Maturing February 10, 2014	260,335
	510	Term Loan, 1.81%, Maturing February 10, 2014	508,975
		EquiPower Resources Holdings, LLC
	625	Term Loan, 5.75%, Maturing January 26, 2018	632,031
		New Development Holdings, Inc.
	987	Term Loan, 7.00%, Maturing July 3, 2017	999,785
		NRG Energy, Inc.
	285	Term Loan, 2.04%, Maturing February 1, 2013	284,990
	1	Term Loan, 2.05%, Maturing February 1, 2013	945
	1,358	Term Loan, 3.55%, Maturing August 31, 2015	1,369,743
	2,470	Term Loan, 3.55%, Maturing August 31, 2015	2,492,473
		Pike Electric, Inc.
	801	Term Loan, 2.06%, Maturing July 2, 2012	796,760
	217	Term Loan, 2.06%, Maturing December 10, 2012	216,299
		TXU Texas Competitive Electric Holdings Co., LLC
	987	Term Loan, 3.77%, Maturing October 10, 2014	834,469
	1,451	Term Loan, 3.77%, Maturing October 10, 2014	1,224,171
	3,803	Term Loan, 3.79%, Maturing October 10, 2014	3,214,310

			$14,312,151

Total Senior Floating-Rate Interests (identified cost $812,805,250)			$822,657,822

Corporate Bonds & Notes — 10.4%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.2%
		International Lease Finance Corp., Sr. Notes
	400	6.50%, 9/1/14(8)	$433,400
	400	6.75%, 9/1/16(8)	435,000
	400	7.125%, 9/1/18(8)	438,500

			$1,306,900

Automotive — 0.2%
		Allison Transmission, Inc.
	25	11.00%, 11/1/15(8)	$27,312
	670	11.25%, 11/1/15(2)(8)	733,650
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	150	9.25%, 1/15/17(8)	169,500
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	110,825

			$1,041,287

Broadcast Radio and Television — 0.5%
		Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	$1,002,500
		Entravision Communications Corp., Sr. Notes
	1,000	8.75%, 8/1/17(8)	1,085,000
		Rainbow National Services, LLC, Sr. Sub. Notes
	335	10.375%, 9/1/14(8)	349,656
		XM Satellite Radio Holdings, Inc.
	480	13.00%, 8/1/13(8)	574,800

			$3,011,956

Building and Development — 0.9%
		AMO Escrow Corp., Sr. Notes
	2,150	11.50%, 12/15/17(8)	$2,311,250
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.873%, 1/15/14(9)	2,770,249

			$5,081,499

Business Equipment and Services — 0.6%
		Brocade Communications Systems, Inc., Sr. Notes
	40	6.625%, 1/15/18	$42,250
	40	6.875%, 1/15/20	43,100
		Education Management, LLC, Sr. Notes
	445	8.75%, 6/1/14	459,462
		Education Management, LLC, Sr. Sub. Notes
	97	10.25%, 6/1/16	101,850
		MediMedia USA, Inc., Sr. Sub. Notes
	180	11.375%, 11/15/14(8)	155,700
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	866,250
		SunGard Data Systems, Inc., Sr. Notes
	1,380	10.625%, 5/15/15	1,535,250
		Ticketmaster Entertainment, Inc.
	220	10.75%, 8/1/16	242,550

			$3,446,412

Cable and Satellite Television — 0.5%
		Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18	$2,750,000

			$2,750,000

Principal
Amount*
(000’s omitted)		Security	Value
Chemicals and Plastics — 0.1%
		CII Carbon, LLC
	195	11.125%, 11/15/15(8)	$204,019
		INEOS Group Holdings PLC, Sr. Sub. Notes
	345	8.50%, 2/15/16(8)	350,175
		Wellman Holdings, Inc., Sr. Sub. Notes
	161	5.00%, 1/29/19(2)(5)	0

			$554,194

Conglomerates — 0.0%(10)
		RBS Global & Rexnord Corp.
	175	11.75%, 8/1/16	$190,313

			$190,313

Containers and Glass Products — 0.3%
		Berry Plastics Corp., Sr. Notes, Variable Rate
	1,000	5.053%, 2/15/15	$1,005,000
		Intertape Polymer US, Inc., Sr. Sub. Notes
	865	8.50%, 8/1/14	750,387

			$1,755,387

Cosmetics/Toiletries — 0.3%
		Revlon Consumer Products Corp.
	1,420	9.75%, 11/15/15(8)	$1,547,800

			$1,547,800

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	875	3.053%, 10/15/13	$873,906

			$873,906

Equipment Leasing — 0.0%(10)
		Hertz Corp.
	22	8.875%, 1/1/14	$22,688

			$22,688

Financial Intermediaries — 1.0%
		Ford Motor Credit Co., Sr. Notes
	2,250	12.00%, 5/15/15	$2,844,880
	260	8.00%, 12/15/16	294,866
		UPCB Finance II, Ltd., Sr. Notes
EUR	1,000	6.375%, 7/1/20(8)	1,366,150
		UPCB Finance III, Ltd., Sr. Notes
	1,375	6.625%, 7/1/20(8)	1,376,719

			$5,882,615

Food Products — 0.2%
		Smithfield Foods, Inc., Sr. Notes
	1,000	10.00%, 7/15/14(8)	$1,185,000

			$1,185,000

Food Service — 0.2%
		NPC International, Inc., Sr. Sub. Notes
	280	9.50%, 5/1/14	$290,150
		U.S. Foodservice, Inc., Sr. Notes
	940	10.25%, 6/30/15(8)	982,300

			$1,272,450

Food/Drug Retailers — 0.1%
		General Nutrition Center, Sr. Notes, Variable Rate
	245	5.75%, 3/15/14(2)	$245,766

Principal
Amount*
(000’s omitted)	Security	Value
	General Nutrition Center, Sr. Sub. Notes
430	10.75%, 3/15/15	$434,300

		$680,066

Forest Products — 0.0%(10)
	Verso Paper Holdings, LLC/Verso Paper, Inc.
255	11.375%, 8/1/16	$272,213

		$272,213

Health Care — 0.2%
	Accellent, Inc., Sr. Notes
180	8.375%, 2/1/17	$191,700
	Biomet, Inc.
125	10.375%, 10/15/17(2)	140,469
600	11.625%, 10/15/17	679,500
	DJO Finance, LLC/DJO Finance Corp.
240	10.875%, 11/15/14(8)	264,300
	HCA, Inc.
145	9.25%, 11/15/16	157,325

		$1,433,294

Industrial Equipment — 0.3%
	CEVA Group PLC, Sr. Notes
205	11.50%, 4/1/18(8)	$226,012
	Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15	221,450
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,175,000

		$1,622,462

Insurance — 0.1%
	Alliant Holdings I, Inc.
115	11.00%, 5/1/15(8)	$122,188
	HUB International Holdings, Inc., Sr. Notes
140	9.00%, 12/15/14(8)	147,350
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
115	4.188%, 11/15/14(8)	111,550

		$381,088

Leisure Goods/Activities/Movies — 0.1%
	AMC Entertainment, Inc., Sr. Notes
85	8.75%, 6/1/19	$91,694
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(4)(5)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	0.00%, 4/1/12(4)(5)(8)	0
	Royal Caribbean Cruises, Sr. Notes
105	7.00%, 6/15/13	113,137
40	6.875%, 12/1/13	43,050
25	7.25%, 6/15/16	27,000
50	7.25%, 3/15/18	53,750

		$328,631

Lodging and Casinos — 0.7%
	Buffalo Thunder Development Authority
535	9.375%, 12/15/14(8)	$184,575
	CCM Merger, Inc.
105	8.00%, 8/1/13(8)	106,575
	Chukchansi EDA, Sr. Notes, Variable Rate
310	3.943%, 11/15/12(8)	234,825

Principal
Amount*
(000’s omitted)	Security	Value
	Fontainebleau Las Vegas Casino, LLC
525	10.25%, 6/15/15(8)	$2,625
	Harrah’s Operating Co., Inc., Sr. Notes
1,000	11.25%, 6/1/17	1,140,000
	Inn of the Mountain Gods Resort & Casino, Sr. Notes
381	1.25%, 11/30/20(2)(5)(8)	174,628
169	8.75%, 11/30/20(5)(8)	169,000
	Majestic HoldCo, LLC
150	12.50%, 11/15/11(4)(8)	15
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
165	8.00%, 4/1/12	142,312
240	7.125%, 8/15/14	177,000
260	6.875%, 2/15/15	190,450
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	1,110,000
	San Pasqual Casino
125	8.00%, 9/15/13(8)	125,938
	Seminole Hard Rock Entertainment, Variable Rate
95	2.802%, 3/15/14(8)	93,100
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(8)	345,862
	Waterford Gaming, LLC, Sr. Notes
258	8.625%, 9/15/14(5)(8)	166,384

		$4,363,289

Oil and Gas — 0.4%
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17	$1,092,500
335	8.50%, 12/15/19	371,012
	Compton Petroleum Finance Corp.
165	10.00%, 9/15/17	131,325
	El Paso Corp., Sr. Notes
127	9.625%, 5/15/12	135,235
	Forbes Energy Services, Sr. Notes
325	11.00%, 2/15/15	335,969
	Petroleum Development Corp., Sr. Notes
135	12.00%, 2/15/18	153,225
	Petroplus Finance, Ltd.
160	7.00%, 5/1/17(8)	157,200
	Quicksilver Resources, Inc., Sr. Notes
135	11.75%, 1/1/16	158,288
	SESI, LLC, Sr. Notes
65	6.875%, 6/1/14	66,625

		$2,601,379

Publishing — 0.4%
	Laureate Education, Inc.
1,100	10.00%, 8/15/15(8)	$1,157,750
1,384	10.25%, 8/15/15(2)(8)	1,480,890

		$2,638,640

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
195	7.50%, 3/1/14	$200,850
	Kansas City Southern Mexico, Sr. Notes
315	7.625%, 12/1/13	321,300
100	7.375%, 6/1/14	104,750
500	8.00%, 2/1/18	548,750

		$1,175,650

Principal
Amount*
(000’s omitted)	Security	Value
Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
455	8.75%, 5/1/14	$464,100
	Neiman Marcus Group, Inc.
718	9.00%, 10/15/15	755,736
	Sally Holdings, LLC, Sr. Notes
670	9.25%, 11/15/14	706,850
510	10.50%, 11/15/16	563,550
	Toys “R” Us
1,000	10.75%, 7/15/17	1,147,500

		$3,637,736

Steel — 0.0%(10)
	RathGibson, Inc., Sr. Notes
495	11.25%, 2/15/14(4)	$50

		$50

Telecommunications — 0.6%
	Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15	$1,040,000
	Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	547,500
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	967,500
	NII Capital Corp.
335	10.00%, 8/15/16	381,062
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	665,225

		$3,601,287

Utilities — 1.6%
	Calpine Corp., Sr. Notes
5,100	7.50%, 2/15/21(8)	$5,240,250
3,825	7.875%, 1/15/23(8)	3,934,969
	NGC Corp.
430	7.625%, 10/15/26	288,100
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	21,000

		$9,484,319

Total Corporate Bonds & Notes (identified cost $60,521,023)		$62,142,511

Asset-Backed Securities — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
$462	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(11)	$395,735
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(8)(11)	477,157
753	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(8)(11)	617,080
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(8)(11)	707,957
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(11)	883,613
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(11)	628,626
692	Comstock Funding Ltd., Series 2006-1A, Class D, 4.544%, 5/30/20(8)(11)	571,766
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.604%, 7/27/16(8)(11)	894,551

Total Asset-Backed Securities (identified cost $6,057,427)		$5,176,485

Common Stocks — 1.9%

Shares	Security	Value
Automotive — 0.5%
20,780	Dayco Products, LLC(12)(13)	$1,212,166
35,798	Hayes Lemmerz International, Inc.(5)(12)(13)	1,968,890

		$3,181,056

Building and Development — 0.1%
280	Panolam Holdings Co.(5)(12)(14)	$222,631
569	United Subcontractors, Inc.(5)(12)(13)	58,722

		$281,353

Chemicals and Plastics — 0.0%
146	Wellman Holdings, Inc.(5)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(10)
357,266	MEGA Brands, Inc.(12)	$233,162

		$233,162

Financial Intermediaries — 0.0%(10)
168	RTS Investor Corp.(5)(12)(13)	$3,954

		$3,954

Food Service — 0.0%(10)
25,547	Buffets, Inc.(5)(12)	$123,903

		$123,903

Leisure Goods/Activities/Movies — 0.3%
66,174	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$1,591,485

		$1,591,485

Lodging and Casinos — 0.1%
83	Greektown Superholdings, Inc.(12)	$6,433
37,016	Tropicana Entertainment, Inc.(12)(13)	640,839

		$647,272

Nonferrous Metals/Minerals — 0.0%(10)
701	Euramax International, Inc.(12)(13)	$212,113

		$212,113

Oil and Gas — 0.0%(10)
1,565	SemGroup Corp.(12)	$50,252

		$50,252

Publishing — 0.6%
4,429	Ion Media Networks, Inc.(5)(12)(13)	$2,546,675
29,104	MediaNews Group, Inc.(5)(12)(13)	785,810
2,290	Source Interlink Companies, Inc.(5)(12)(13)	28,854
10,855	SuperMedia, Inc.(12)	91,399

		$3,452,738

Radio and Television — 0.2%
355	New Young Broadcasting Holding Co., Inc.(5)(12)(13)	$838,687

		$838,687

Steel — 0.1%
13,108	KNIA Holdings, Inc.(5)(12)(13)	$151,917
22,100	RathGibson Acquisition Co., LLC(5)(12)(14)	518,024

		$669,941

Total Common Stocks (identified cost $6,050,247)		$11,285,916

Warrants — 0.0%(10)

Shares	Security	Value
Oil and Gas — 0.0%(10)
1,647	SemGroup Corp., Expires 11/30/14(12)	$13,588

		$13,588

Publishing — 0.0%
1,609	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(12)(13)	$0

		$0

Radio and Television — 0.0%(10)
4	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(5)(12)(13)	$9,450

		$9,450

Retailers (Except Food and Drug) — 0.0%
6,680	Oriental Trading Co., Inc., Expires 2/11/16(12)(13)	$0
7,328	Oriental Trading Co., Inc., Expires 2/11/16(12)(13)	0

		$0

Total Warrants (identified cost $6,891)		$23,038

Short-Term Investments — 6.4%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$36,558	Eaton Vance Cash Reserves Fund, LLC, 0.18%(15)	$36,557,562
1,739	State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/11	1,738,594

Total Short-Term Investments (identified cost $38,296,156)		$38,296,156

Total Investments — 157.0% (identified cost $923,736,994)		$939,581,928

Less Unfunded Loan Commitments — (0.2)%		$(1,443,620)

Net Investments — 156.8% (identified cost $922,293,374)		$938,138,308

Other Assets, Less Liabilities — (43.4)%		$(259,785,394)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.4)%		$(80,029,474)

Net Assets Applicable to Common Shares — 100.0%		$598,323,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	This Senior Loan will settle after February 28, 2011, at which time the interest rate will be determined.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $33,964,178 or 5.7% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2011.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2011 was $28,975.

A summary of open financial instruments at February 28, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
3/31/11	British Pound Sterling 990,000	United States Dollar 1,589,613	Deutsche Bank	$(19,405)
3/31/11	British Pound Sterling 3,855,000	United States Dollar 6,139,974	Goldman Sachs, Inc.	(125,445)
3/31/11	Euro 10,000,000	United States Dollar 13,725,000	HSBC Bank USA	(69,490)
4/28/11	British Pound Sterling 3,972,049	United States Dollar 6,322,788	JPMorgan Chase Bank	(131,051)
4/29/11	Euro 10,446,555	United States Dollar 14,337,792	Deutsche Bank	(67,778)
5/31/11	British Pound Sterling 5,131,694	United States Dollar 8,245,042	JPMorgan Chase Bank	(89,169)
5/31/11	Euro 11,701,029	United States Dollar 16,104,535	Citigroup Global Markets	(23,138)

				$(525,476)

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $525,476.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$923,168,396

Gross unrealized appreciation	$30,460,580
Gross unrealized depreciation	(15,490,668)

Net unrealized appreciation	$14,969,912

Restricted Securities

At February 28, 2011, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$222,631
RathGibson Acquisition Co., LLC	6/14/10	22,100	117,286	518,024

Total Restricted Securities			$271,146	$740,655

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$818,943,416	$2,270,786	$821,214,202
Corporate Bonds & Notes	—	61,632,499	510,012	62,142,511
Asset-Backed Securities	—	5,176,485	—	5,176,485
Common Stocks	374,813	3,663,036	7,248,067	11,285,916
Warrants	—	13,588	9,450	23,038
Short-Term Investments	—	38,296,156	—	38,296,156

Total	$374,813	$927,725,180	$10,038,315	$938,138,308

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(525,476)	$—	$(525,476)

Total	$—	$(525,476)	$—	$(525,476)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in	Investments in
	Floating-Rate	Corporate	Common Stocks
	Interests	Bonds & Notes	and Warrants	Total
Balance as of May 31, 2010	$1,057,240	$427,089	$1,793,084	$3,277,413
Realized gains (losses)	(500,058)	1,250	63,493	(435,315)
Change in net unrealized appreciation (depreciation)	21,530	(99,661)	4,205,037	4,126,906
Cost of purchases	526,135	330,710	1,238,291	2,095,136
Proceeds from sales	(27,717)	(36,763)	(563,588)	(628,068)
Accrued discount (premium)	10,100	8,662	—	18,762
Transfers to Level 3*	1,183,556	—	606,174	1,789,730
Transfers from Level 3*	—	(121,275)	(84,974)	(206,249)

Balance as of February 28, 2011	$2,270,786	$510,012	$7,257,517	$10,038,315

Change in net unrealized appreciation (depreciation) on investments still held as of February 28, 2011	$(478,470)	$(106,724)	$4,205,037	$3,619,843

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011